14. Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade and Other Receivable [Line Items]
Trade receivables	€ 210	€ 580
Overdue trade receivables		219
Value-added tax receivables
Disclosure of Trade and Other Receivable [Line Items]
Other receivables	€ 839	€ 186